Capital and Funding - Summary of Analysis of Bonds and Other Loans (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [Line Items]
Total bonds and other loans	€ 22,709	€ 15,053
United Kingdom, Pounds [Member] | One Point One Two Five Percentage Bonds Two Thousand Twenty Two [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	390
United Kingdom, Pounds [Member] | One Point Three Seven Five Percentage Bonds Two Thousand Twenty Four [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	280
United Kingdom, Pounds [Member] | One Point Eight Seven Five Percentage Bonds Two Thousand Twenty Nine [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	278
Unilever PLC [member] | Commercial Paper [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings		373
Unilever PLC [member] | Bonds and Other Loans [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	1,231	1,133
Unilever PLC [member] | United Kingdom, Pounds [Member] | 4.750% Bonds 2017 [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings		466
Unilever PLC [member] | United Kingdom, Pounds [Member] | 2.000% Notes 2018 [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	283	294
Unilever N.V. [member] | Commercial Paper [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	3,655	819
Unilever N.V. [member] | Bonds and Other Loans [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	10,958	5,079
Unilever N.V. [member] | Euro [Member] | 1.750% Bonds 2020 [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	748	748
Unilever N.V. [member] | Euro [Member] | 0.500% Notes 2022 [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	744	743
Unilever N.V. [member] | Euro [Member] | 1.125% Bonds 2028 [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	693	692
Unilever N.V. [member] | Euro [Member] | 1.000% Notes 2023 [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	497	496
Unilever N.V. [member] | Euro [Member] | 0.500% Notes 2024 [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	493	492
Unilever N.V. [member] | Euro [Member] | 0.000% Notes 2020 [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	299	299
Unilever N.V. [member] | Euro [Member] | One Point Three Seven Five Percentage Bonds Two Thousand Twenty Nine [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	742
Unilever N.V. [member] | Euro [Member] | Zero Point Eight Seven Five Percentage Bonds Two Thousand Twenty Five [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	646
Unilever N.V. [member] | Euro [Member] | Zero Point Three Seven Five Percentage Bonds Two Thousand Twenty Three [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	598
Unilever N.V. [member] | Euro [Member] | One Point Zero Zero Zero Percentage Notes Two Thousand Twenty Seven [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	597
Unilever N.V. [member] | Euro [Member] | Zero Point Zero Zero Zero Percentage Notes Two Thousand Twenty One [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	496
Unilever N.V. [member] | China, Yuan Renminbi [Member] | 2.950% Notes 2017 (Renminbi) [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings		41
Unilever N.V. [member] | Floating Interest Rate [Member] | Euro [Member] | Floating Rate Notes 2018 [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	750	749
Other Group Companies [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	10,520	8,841
Other Group Companies [Member] | Switzerland [Member] | Other Loans [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	6
Other Group Companies [Member] | United States [member] | United States of America, Dollars [Member] | Commercial Paper [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	2,421	1,892
Other Group Companies [Member] | United States [member] | United States of America, Dollars [Member] | 4.250% Notes 2021 [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	834	950
Other Group Companies [Member] | United States [member] | United States of America, Dollars [Member] | 5.900% Bonds 2032 [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	826	942
Other Group Companies [Member] | United States [member] | United States of America, Dollars [Member] | Two Point Nine Zero Zero Percentage Notes Two Thousand Twenty Seven [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	821
Other Group Companies [Member] | United States [member] | United States of America, Dollars [Member] | Two Point Two Zero Zero Percentage Notes Two Thousand Twenty Two [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	704
Other Group Companies [Member] | United States [member] | United States of America, Dollars [Member] | One Point Eight Zero Zero Percentage Notes Two Thousand Twenty [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	666
Other Group Companies [Member] | United States [member] | United States of America, Dollars [Member] | 4.800% Bonds 2019 [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	627	714
Other Group Companies [Member] | United States [member] | United States of America, Dollars [Member] | 2.200% Notes 2019 [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	625	711
Other Group Companies [Member] | United States [member] | United States of America, Dollars [Member] | 2.000% Notes 2026 [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	575	655
Other Group Companies [Member] | United States [member] | United States of America, Dollars [Member] | 0.850% Notes 2017 [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings		524
Other Group Companies [Member] | United States [member] | United States of America, Dollars [Member] | 1.375% Notes 2021 [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	456	519
Other Group Companies [Member] | United States [member] | United States of America, Dollars [Member] | 2.100% Notes 2020 [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	416	474
Other Group Companies [Member] | United States [member] | United States of America, Dollars [Member] | 3.100% Notes 2025 [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	413	470
Other Group Companies [Member] | United States [member] | United States of America, Dollars [Member] | Two Point Six Zero Zero Percentage Notes Two Thousand Twenty Four [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	413
Other Group Companies [Member] | United States [member] | United States of America, Dollars [Member] | 7.250% Bonds 2026 [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	243	276
Other Group Companies [Member] | United States [member] | United States of America, Dollars [Member] | 6.625% Bonds 2028 [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	190	216
Other Group Companies [Member] | United States [member] | United States of America, Dollars [Member] | 5.150% Notes 2020 [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	129	149
Other Group Companies [Member] | United States [member] | United States of America, Dollars [Member] | 7.000% Bonds 2017 [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings		142
Other Group Companies [Member] | United States [member] | United States of America, Dollars [Member] | 5.600% Bonds 2097 [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	76	87
Other Group Companies [Member] | Other Countries [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	€ 79	€ 120